Fair Value Measurements (Tables) - RENEO PHARMACEUTICALS INC [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule of recurring fair value measurement of the Company's assets and liabilities
The recurring fair value measurement of the Company’s assets and liabilities measured at fair value at June 30, 2024 consisted of the following (in thousands):

	Quoted Prices in Active Markets For Identical Items (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Cash and cash equivalents:
Money market investments	$21,717	$—	$—	$21,717
U.S. treasury securities	—	12,934	—	12,934
Short-term investments:
U.S. treasury securities	—	40,611	—	40,611

Total	$21,717	$53,545	$—	$75,262

Liabilities
Performance award	$—	$—	$8	$8

Total	$—	$—	$8	$8

The recurring fair value measurement of the Company’s assets and liabilities measured at fair value at December 31, 2023 consisted of the following (in thousands):

	Quoted Prices in Active Markets For Identical Items (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Cash and cash equivalents:
Money market investments	$10,983	$—	$—	$10,983
U.S. treasury securities	—	9,928	—	9,928
Short-term investments:
U.S. treasury securities	—	75,331	—	75,331

Total	$10,983	$85,259	$—	$96,242

Liabilities
Performance award	$—	$—	$7	$7

Total	$—	$—	$7	$7

The recurring fair value measurement of the Company’s assets and liabilities measured at fair value at December 31, 2023 consisted of the following (in thousands):

	Quoted Prices in Active Markets For Identical Items (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Cash and cash equivalents:
Money market investments	$10,983		$—	$10,983
U.S. treasury securities	—	9,928	—	$9,928
Short-term investments:
U.S. treasury securities	—	75,331	—	75,331

Total	$10,983	$85,259	$—	$96,242

Liabilities
Performance award	$—	$—	$7	$7

Total	$—	$—	$7	$7

The recurring fair value measurement of the Company’s assets and liabilities measured at fair value at
December 31, 2022 consisted of the following (in thousands):

	Quoted Prices in Active Markets For Identical Items (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Cash and cash equivalents:
Money market investments	$9,365	$—	$—	$9,365
Commercial paper	—	4,978	—	4,978
Short-term investments:
U.S. treasury securities	—	76,253	—	76,253
Commercial paper	—	4,993	—	4,993

Total	$9,365	$86,224	$—	$95,589

Liabilities
Performance award	$—	$—	$29	$29

Total	$—	$—	$29	$29

Schedule Changes in fair value measurements of the Performance Award
The following table sets forth a summary of changes in the fair value measurements of the Performance Award liability (in thousands):

Performance Award
Balance as of January 1, 2024	$7
Change in fair value	1

Balance as of June 30, 2024	$8

The following table sets forth a summary of changes in the fair value measurements of the Performance
Award liability (in thousands):

Performance Award
Balance as of January 1, 2023	$29
Change in fair value	(22)

Balance as of December 31, 2023	$7